OTHER INCOME (EXPENSE) - NET (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expense [Line Items]
Foreign exchange gain (loss)	$ 45,547	$ 19,288	$ 77,020	$ (183,976)	$ (122,163)	$ 199,919
Other	11,666	(1,557)	26,339	1,822	(12,552)	30,227
Other income (expense) - net	$ 57,213	$ 17,731	$ 103,359	$ (182,154)	$ (134,715)	$ 230,146